UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22609

Exact name of registrant as specified in charter:	Oppenheimer Global High Yield Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	5/31

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-22609

Registrant Name:  Oppenheimer Global High Yield Fund

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Global High Yield Fund

MTR GAMING GROUP, INC. Meeting Date: JAN 08, 2014 Record Date: DEC 05, 2013 Meeting Type: WRITTEN CONSENT
Ticker: MNTG Security ID: 553769AL4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Amend the Indenture to Permit the Formation of a New Holding Company as a Result of the Transactions Contemplated by The Merger Agreement	Management	For	Did Not Vote

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Global High Yield Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
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Lisa Bloomberg, Attorney in Fact